Trade receivables and contract assets - Schedule of Non-Interest Bearing Trade Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 11,020	$ 20,537
Contract assets	806	371
Provision for credit notes to be issued	(863)	(536)
Provisions on trade receivables	(2,724)	(2,724)
Net trade receivables	$ 8,239	$ 17,648